Consolidated Statements of Income and Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues	$ 39,759	$ 33,805	$ 34,295
Cost of revenues	(15,439)	(13,613)	(13,820)
Gross profit	24,320	20,192	20,475
Operating expenses:
Selling and marketing	(3,124)	(2,111)	(2,009)
General and administrative	(8,937)	(7,433)	(7,168)
Total operating expenses	(12,061)	(9,544)	(9,177)
Income from operations	12,259	10,648	11,298
Other income (expenses):
Other (expense) income, net	(709)	34	188
Interest income	38	60	28
Income before income taxes	11,588	10,742	11,514
Provision for income tax	(3,250)	(2,924)	(3,052)
Net income	8,338	7,818	8,462
Comprehensive income:
Net income	8,338	7,818	8,462
Foreign currency translation adjustments	(1,433)	(3,541)	727
Comprehensive income	$ 6,905	$ 4,277	$ 9,189
Weighted average number of ordinary shares outstanding – basic (in Shares)	26,072,603	22,500,000	22,500,000
Earnings per ordinary share – basic (in Dollars per share)	$ 0.32	$ 0.35	$ 0.38
Financial and taxation solution services
Revenues
Total revenues	$ 31,772	$ 26,278	$ 26,491
Education support services
Revenues
Total revenues	3,730	4,409	4,635
Software and maintenance services
Revenues
Total revenues	$ 4,257	$ 3,118	$ 3,169